SCHEDULE OF FINANCING EXPENSES NET (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Interest income					$ 65,757	$ 33,741
Currency exchange differences					(13,888)	14,857
Bank charges and other finance expenses, net					(5,358)	(8,797)
Financing expenses net	$ 41,215	$ (10,579)	$ 117,335	$ (43,666)	$ 46,511	$ 39,801